Non-operating expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Non-operating expenses
Foreign exchange losses	$ 2,753,000	$ 44,000	$ 339,000
Financial charges	325,000	273,000	4,000
Interest expense	(8,000)	553,000	298,000
Other components of defined benefit plans, net	5,000
Other	8,000	13,000	14,000
Total non-operating expenses	3,083,000	$ 883,000	$ 655,000
Accrual interest	$ 66,500